PROMISSORY NOTE FROM MAAB	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PROMISSORY NOTE FROM MAAB
NOTE 8 - PROMISSORY NOTE FROM MAAB

MAAB, the parent of Astro has issued a Promissory Note, as amended, for monetary advances to the Company of up to $1,250,000, maturing on February 28, 2022. The Promissory Note has an interest charge of 10%, compounded monthly. Interest accrues on the principal amount or portion thereof which remains unpaid from time to time as well as any interest outstanding, from the date the principal amount is advanced until and including the date upon which the principal amount and all interest due under this promissory note shall be fully paid.

The Company has accrued interest expense of $246,897 at March 31, 2021 and $207,915 at December 31, 2020. The accrued interest expense is included in accounts payable and accrued liabilities in the accompanying condensed consolidated balance sheets.

MAAB, the parent of Astro has issued a Promissory Note, as amended, for monetary advances to the Company of up to $1,250,000 maturing on February 28, 2022. The Promissory Note has an interest charge of 10%, compounded monthly. Interest accrues on the principal amount or portion thereof which remains unpaid from time to time as well as any interest outstanding, from the date the principal amount is advanced until and including the date upon which the principal amount and all interest due under this promissory note shall be fully paid. The Company has accrued interest expense of $207,915 and $89,797 at December 31, 2020 and 2019, respectively. The accrued interest expense is included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets.